                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment  [ ]           Amendment No.:    _______
    This Amendment (Check only one):   [ ]  is a restatement.
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Amelia Peabody Foundation
Address: One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Margaret St. Clair
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair     Wellesley, Massachusetts   January 26, 2001
----------------------------------------------------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         5

Form 13F Information Table Entry Total:    71

Form 13F Information Table Value Total:    $ 127,963 (in thousands)

List of Other Included Managers:

Providea numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File No.      Name

1.    28-05999               Bayard D. Waring
2.    28-05991               Margaret N. St. Clair
3.    28-05993               Philip B. Waring
4.    28-05995               Deborah Carlson
5.    28-05997               Thomas B. St. Clair

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5           COLUMN 6         COLUMN 7
NAME OF ISSUER              TITLE OF CLASS     CUSIP        VALUE     SHRS OR   SH/ PUT/     INVESTMENT         OTHER
                                                          (X $1000)   PRN AMT   PRN CALL     DISCRETION       MANAGERS
American International           Common       026874107     4,380     40,000      SH        Shared - Other   1, 2, 3, 4, 5

Amerigas Partners
Common Units                     Common       030975106       458     30,000      SH        Shared - Other   1, 2, 3, 4, 5

Apple Computer                   Common       037833100     4,074     30,000      SH        Shared - Other   1, 2, 3, 4, 5

Applied Material Inc             Common       038222105     3,760     39,895      SH        Shared - Other   1, 2, 3, 4, 5

AT&T Corp                        Common       001957109     1,408     25,000      SH        Shared - Other   1, 2, 3, 4, 5

Avalonbay Comms
8.96% Series G Prfd Stock        Preferred    053484606       216     10,000      SH        Shared - Other   1, 2, 3, 4, 5

AXA Financial                    Common       002451102       897     25,000      SH        Shared - Other   1, 2, 3, 4, 5

Blackrock 2001 Term
Trust Inc                        Common       092477108       492     55,000      SH        Shared - Other   1, 2, 3, 4, 5

Buckeye Partners LP
Unit LTD Partnership Ints        Common       118230101     2,600    100,000      SH        Shared - Other   1, 2, 3, 4, 5

Cendant                          Common       151313103       648     35,000      SH        Shared - Other   1, 2, 3, 4, 5

Cendant Corp Income
Prides 7.5% Conv PFD             Preferred    151313301       717     25,000      SH        Shared - Other   1, 2, 3, 4, 5

Cendant Corp Rts                 Common       151313111        90      8,000      SH        Shared - Other   1, 2, 3, 4, 5

Chase Capital IV
Preferred                        Preferred    16147N208       259     12,000      SH        Shared - Other   1, 2, 3, 4, 5

Chase Manhattan                  Common       16161A108     2,180     25,000      SH        Shared - Other   1, 2, 3, 4, 5


COLUMN 1                                 COLUMN 8
NAME OF ISSUER                      VOTING AUTHORITY
                                 SOLE      SHARED    NONE
American International           40,000

Amerigas Partners
Common Units                     30,000

Apple Computer                   30,000

Applied Material Inc             39,895

AT&T Corp                        25,000

Avalonbay Comms
8.96% Series G Prfd Stock        10,000

AXA Financial                    25,000

Blackrock 2001 Term
Trust Inc                        55,000

Buckeye Partners LP
Unit LTD Partnership Ints       100,000

Cendant                          35,000

Cendant Corp Income
Prides 7.5% Conv PFD             25,000

Cendant Corp Rts                  8,000

Chase Capital IV
Preferred                        12,000

Chase Manhattan                  25,000

Chase PFD Cap Corp
Ser A 8.10% PFD                  Preferred    161637202       592     25,000      SH        Shared - Other   1, 2, 3, 4, 5

Cisco Systems Inc                Common       17275R102     7,345     95,000      SH        Shared - Other   1, 2, 3, 4, 5

Citigroup                        Common       172967101     2,994     50,000      SH        Shared - Other   1, 2, 3, 4, 5

Conagra Cap L C 9.35%
Ser C Prd                        Preferred    20588V406       429     18,000      SH        Shared - Other   1, 2, 3, 4, 5

Conseco Inc 7% Conv
PFD                              Preferred    208464602       163     10,000      SH        Shared - Other   1, 2, 3, 4, 5

Corning                          Common       219350105     4,850     25,000      SH        Shared - Other   1, 2, 3, 4, 5

Dell Computer                    Common       247025109     1,348     25,000      SH        Shared - Other   1, 2, 3, 4, 5

Duff & Phelps
Util & Corp BD TR                Common       26432K108       389     35,000      SH        Shared - Other   1, 2, 3, 4, 5

Duke Energy                      Common       264399106       788     15,000      SH        Shared - Other   1, 2, 3, 4, 5

E M C Corp                       Common       268648102     4,410     35,000      SH        Shared - Other   1, 2, 3, 4, 5

EL Pas Energy                    Common       28368B102     1,259     65,000      SH        Shared - Other   1, 2, 3, 4, 5

Enron Corp                       Common       293561106     1,872     25,000      SH        Shared - Other   1, 2, 3, 4, 5

Enron Toprs 8.125% Pfd           Preferred    29357P201       583     25,000      SH        Shared - Other   1, 2, 3, 4, 5

Entrust Tech                     Common       293848107     1,276     15,000      SH        Shared - Other   1, 2, 3, 4, 5

Exxon Mobil Corp                 Common       30231G102     3,507     45,000      SH        Shared - Other   1, 2, 3, 4, 5

FleetBoston                      Common       339030108       913     25,000      SH        Shared - Other   1, 2, 3, 4, 5

Florida Progress                 Common       341109106     1,147     25,000      SH        Shared - Other   1, 2, 3, 4, 5

Ford Motor                       Common       345370100     1,148     25,000      SH        Shared - Other   1, 2, 3, 4, 5

Gables Residential Trust PFD A   Preferred    362418204       183     10,000      SH        Shared - Other   1, 2, 3, 4, 5

General Electric Co              Common       369604103     5,447     35,000      SH        Shared - Other   1, 2, 3, 4, 5


Chase PFD Cap Corp
Ser A 8.10% PFD                   25,000

Cisco Systems Inc                 95,000

Citigroup                         50,000

Conagra Cap L C 9.35%
Ser C Prd                         18,000

Conseco Inc 7% Conv
PFD                               10,000

Corning                           25,000

Dell Computer                     25,000

Duff & Phelps
Util & Corp BD TR                 35,000

Duke Energy                       15,000

E M C Corp                        35,000

EL Pas Energy                     65,000

Enron Corp                        25,000

Enron Toprs 8.125% Pfd            25,000

Entrust Tech                      15,000

Exxon Mobil Corp                  45,000

FleetBoston                       25,000

Florida Progress                  25,000

Ford Motor                        25,000

Gables Residential Trust PFD A    10,000

General Electric Co               35,000

Hewlett Packard                  Common       428236103     3,322     25,000      SH        Shared - Other   1, 2, 3, 4, 5

HL&P Capital Trust I
8.125% Tr Pfd Ser A              Preferred    404202202       218     10,000      SH        Shared - Other   1, 2, 3, 4, 5

Home Depot Inc                   Common       437076102     2,419     37,500      SH        Shared - Other   1, 2, 3, 4, 5

Hospitality Prop                 Common       44106M102       810     40,000      SH        Shared - Other   1, 2, 3, 4, 5

HSBC Bank                        Preferred    44328M302       667     30,000      SH        Shared - Other   1, 2, 3, 4, 5

Intel Corp                       Common       458140100     5,937     45,000      SH        Shared - Other   1, 2, 3, 4, 5

Intl Business Machines           Common       459200101     2,950     25,000      SH        Shared - Other   1, 2, 3, 4, 5

JDS UniPhase                     Common       46612J101     2,411     20,000      SH        Shared - Other   1, 2, 3, 4, 5

Kinder Morgan Energy
Partners KL Unit LTD
Partnership INT                  Common       494550106     3,175     80,000      SH        Shared - Other   1, 2, 3, 4, 5

Knightsbridge Tankers LTD        Common       G5299G106       445     25,000      SH        Shared - Other   1, 2, 3, 4, 5

Lakehead Pipe Line
Partners L P Pref Unit           Common       511557100       695     20,000      SH        Shared - Other   1, 2, 3, 4, 5

Liberty Property Trust SBI       Common       531172104       958     40,000      SH        Shared - Other   1, 2, 3, 4, 5

MCI Worldcom, Inc.               Common       55268B106     3,965     87,500      SH        Shared - Other   1, 2, 3, 4, 5

Media One Group                  Common       58440J104       810     10,000      SH        Shared - Other   1, 2, 3, 4, 5

Microsoft                        Common       594918104     3,719     35,000      SH        Shared - Other   1, 2, 3, 4, 5

Nokia Corp.                      Common       654902204     4,440     20,000      SH        Shared - Other   1, 2, 3, 4, 5

Oracle                           Common       68389X105     2,732     35,000      SH        Shared - Other   1, 2, 3, 4, 5

Pimco Advisors Holdings L P      Common       69338P102     2,682     70,000      SH        Shared - Other   1, 2, 3, 4, 5

Plum Creek Timber Co Inc.        Common       729251108       739     30,000      SH        Shared - Other   1, 2, 3, 4, 5

PP&L Cap Tr Tr
Originated Pfd Secs 8.20%        Preferred    693497208       340     15,000      SH        Shared - Other   1, 2, 3, 4, 5


Hewlett Packard                   25,000

HL&P Capital Trust I
8.125% Tr Pfd Ser A               10,000

Home Depot Inc                    37,500

Hospitality Prop                  40,000

HSBC Bank                         30,000

Intel Corp                        45,000

Intl Business Machines            25,000

JDS UniPhase                      20,000

Kinder Morgan Energy
Partners KL Unit LTD
Partnership INT                   80,000

Knightsbridge Tankers LTD         25,000

Lakehead Pipe Line
Partners L P Pref Unit            20,000

Liberty Property Trust SBI        40,000

MCI Worldcom, Inc.                87,500

Media One Group                   10,000

Microsoft                         35,000

Nokia Corp.                       20,000

Oracle                            35,000

Pimco Advisors Holdings L P       70,000

Plum Creek Timber Co Inc.         30,000

PP&L Cap Tr Tr
Originated Pfd Secs 8.20%         15,000

Public Storage Inc
Depositary PSA Sh
Repstg 1/1000 PRD Ser J          Preferred    74460D828       201     10,000      SH        Shared - Other   1, 2, 3, 4, 5

PWG Capital Trust II
8.08% PFD                        Preferred    69366F208       336     15,000      SH        Shared - Other   1, 2, 3, 4, 5

Royal Bank of Scotland           Preferred    780097853       473     20,000      SH        Shared - Other   1, 2, 3, 4, 5

Shop At Home Inc Ser A PFD       Preferred    825066400         9        692      SH        Shared - Other   1, 2, 3, 4, 5

Siebel Systems                   Common       826170102     1,792     15,000      SH        Shared - Other   1, 2, 3, 4, 5

SJG Cap TR PFD Secs 8.35%        Preferred    78427Q202       423     20,000      SH        Shared - Other   1, 2, 3, 4, 5

Sun Microsystems Inc             Common       866810104     2,811     30,000      SH        Shared - Other   1, 2, 3, 4, 5

Tellabs                          Common       879664100     2,519     40,000      SH        Shared - Other   1, 2, 3, 4, 5

Texaco Inc.                      Common       881694103     1,344     25,000      SH        Shared - Other   1, 2, 3, 4, 5

Texas Instruments                Common       882508104     4,800     30,000      SH        Shared - Other   1, 2, 3, 4, 5

Texas Utilities                  Common       882848104       297     10,000      SH        Shared - Other   1, 2, 3, 4, 5

Titan Corp.                      Common       888266103     1,275     25,000      SH        Shared - Other   1, 2, 3, 4, 5

Tyco                             Common       902124106     2,757     55,000      SH        Shared - Other   1, 2, 3, 4, 5

UDS Capital I G
Preferred SEC 8.32%              Preferred    902655208       516     25,000      SH        Shared - Other   1, 2, 3, 4, 5

UnumProvident                    Preferred    91529Y205       221     10,000      SH        Shared - Other   1, 2, 3, 4, 5

US Cellular                      Common       911684108       710     10,000      SH        Shared - Other   1, 2, 3, 4, 5

Wells Fargo                      Common       949746101     1,223     30,000      SH        Shared - Other   1, 2, 3, 4, 5

                                                          127,963






Public Storage Inc
Depositary PSA Sh
Repstg 1/1000 PRD Ser J            10,000

PWG Capital Trust II
8.08% PFD                          15,000

Royal Bank of Scotland             20,000

Shop At Home Inc Ser A PFD            692

Siebel Systems                     15,000

SJG Cap TR PFD Secs 8.35%          20,000

Sun Microsystems Inc               30,000

Tellabs                            40,000

Texaco Inc.                        25,000

Texas Instruments                  30,000

Texas Utilities                    10,000

Titan Corp.                        25,000

Tyco                               55,000

UDS Capital I G
Preferred SEC 8.32%                25,000

UnumProvident                      10,000

US Cellular                        10,000

Wells Fargo                        30,000